Revenue from Contracts with Customers (Policies)	12 Months Ended
Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue, Transaction Price Measurement, Tax Exclusion	Furthermore, under this standard we made an accounting policy election to exclude from the measurement of the transaction price all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction that we collect from a customer.
Revenue Recognition
Prior to April 1, 2018, we recognized revenue for services and products when all of the following criteria were met under Topic 605: (i) either services have been rendered or products have been delivered or sold; (ii) persuasive evidence of an arrangement existed; (iii) the price for services was fixed or determinable; and (iv) collectibility was reasonably assured. We recorded deferred revenue when we received amounts from our customers but had not yet met the criteria listed above. We recognized deferred revenue in our consolidated statement of operations when the criteria had been met and all services had been rendered.

Effective April 1, 2018, we recognize revenue for services and products under revenue contracts as our obligations to either perform services or deliver or sell products under the contracts are satisfied. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer. A contract’s transaction price is allocated to each distinct performance obligation in the contract and is recognized as revenue when, or as, the performance obligation is satisfied. Our revenue contracts in scope under ASC 606 primarily have a single performance obligation. The evaluation of when performance obligations have been satisfied and the transaction price that is allocated to our performance obligations requires significant judgment and assumptions, including our evaluation of the timing of when control of the underlying good or service has transferred to our customers and the relative stand-alone selling price of goods and services provided to customers under contracts with multiple performance obligations. Actual results can vary from those judgments and assumptions. We do not have any material contracts with multiple performance obligations or under which we receive material amounts of non-cash consideration at March 31, 2018. Our costs to obtain or fulfill our revenue contracts were not material as of March 31, 2019.

The majority of our revenue agreements are within scope under ASC 606 and the remainder of our revenue comes from contracts that are accounted for as derivatives under ASC 815 or that contain nonmonetary exchanges or leases and are in scope under Topics 845 and 840, respectively. See Note 12 for a detail of disaggregated revenue. Revenue from contracts accounted for as derivatives under ASC 815 within our Refined and Renewables segment includes $69.7 million of net losses related to changes in the mark-to-market value of these arrangements recorded during the year ended March 31, 2019.

Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 30 to 60 days. In instances where the timing of revenue recognition differs from the timing of invoicing, we have determined our contracts generally do not include a significant financing component. The primary purpose of our invoicing terms is to allow customers to secure the right to reserve the product or storage capacity to be received or used at a later date, not to receive financing from our customers or to provide customers with financing.

We report taxes collected from customers and remitted to taxing authorities, such as sales and use taxes, on a net basis. We include amounts billed to customers for shipping and handling costs in revenues in our consolidated statements of operations.

Crude Oil Logistics Performance Obligations

Within the Crude Oil Logistics segment, revenue is disaggregated into two primary revenue streams that include revenue from the sale of commodities and service revenue. For sales of commodities, we are obligated to deliver a predetermined amount of product on a month-to-month basis to our customers. For these types of agreements, revenue is recognized at a point in time based on when the product is delivered and control is transferred to the customer.

For revenue received from services rendered, we are obligated to provide throughput services to move product via pipeline, truck, railcar, or marine vessel or to provide terminal maintenance services. In either case, the obligation is satisfied over time utilizing the output method based on each volume of product that is moved from the origination point to the final destination or based on the passage of time.

Water Solutions Performance Obligations

Within the Water Solutions segment, revenue is disaggregated into two primary revenue streams that include service revenue and commodity sales revenue. For contracts involving disposal services, we accept wastewater and solids for disposal at our facilities. In cases where we have agreed within a contract or are required by law to remove hydrocarbons from the wastewater, the skim oil will be valued as non-cash consideration. Ordinarily, it is required that the fair value of the skim oil is to be estimated at contract inception; however, due to variability of the form of the non-cash consideration, the amount and dollar value is unknown at the contract inception date. Accordingly, ASC 606-10-32-11 allows us to value the skim oil on the date in which the value becomes known.

The Water Solutions segment has certain disposal contracts that contain the following types of terms or pricing structures that involve significant judgment that impacts the determination and timing of revenue.

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Minimum volume commitments. We receive a shortfall fee if the customer does not deliver a certain amount of volume of wastewater over a specified period of time. At each reporting period, we make a determination as to the likelihood of earning this fee. We recognize revenue from these contracts when (i) actual volumes are received; and (ii) when the likelihood of a customer exercising its remaining rights to make up the deficient volumes under minimum volume commitments becomes remote (also known as the breakage model).

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Tiered pricing. For contracts with tiered pricing provisions, the period in which the tiers are earned and settled (i.e. the “reset period”) may vary from monthly to over a period of multiple months. If the tiered pricing is based on a month, we allocate the fee to the distinct daily service to which it relates. If the tiered pricing spans across multiple reporting periods, we estimate the total transaction price at the beginning of each reset period, based on the expected volumes. We revise our estimates of variable consideration at each reporting date throughout each reset period.

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Volume discount pricing. Volume discount pricing is a form of variable consideration whereby the customer pays for the volumes delivered on a cumulative basis. Similar to tiered pricing, the period in which the cumulative volumes are earned and settled (i.e. the “reset period”) may vary from daily to over a period of multiple months. If the volume discount is based on a month, we allocate the fee to the distinct daily service to which it relates. If the volume discount period spans across multiple reporting periods, we estimate the total transaction price at the beginning of each reset period, based on the expected volumes. We revise the estimate of variable consideration at each reporting date.

For all of our disposal contracts within the Water Solutions segment, revenue will be recognized over time utilizing the output method based on the volume of wastewater or solids we accept from the customer. For contracts that involve the sale of recovered hydrocarbons and freshwater, we will recognize revenue at a point in time, based on when control of the product is transferred to the customer.

Liquids Performance Obligations

Within the Liquids segment, revenue is disaggregated into two primary revenue streams that include revenue from the sale of commodities and providing services. For commodity sales, we are obligated to deliver a specified amount of product over a specified period of time. For these types of agreements, revenue is recognized at a point in time based on when the product is delivered and control is transferred to the customer. For revenue received from services rendered, we offer a variety of services which include: (i) storage services where product is commingled; (ii) railcar transportation services; (iii) transloading services; and (iv) logistics services. We are obligated to provide these services over a predetermined period of time. Revenue from service contracts is recognized at a point in time upon the transfer of control each month. All revenue from services is recognized over time utilizing the output method based on volumes stored or moved.

Refined Products and Renewables Performance Obligations

The Refined Products and Renewables segment has one distinct revenue stream, which is revenue from commodity sales. In these agreements, we are obligated to sell a predetermined amount of product over a specified period of time. Revenue for all commodity sales is recognized at a point in time once the customer has lifted the agreed-upon volumes.

Remaining Performance Obligations

Most of our service contracts are such that we have the right to consideration from a customer in an amount that corresponds directly with the value to the customer of our performance completed to date. Therefore, we are utilizing the practical expedient in ASC 606-10-55-18 under which we recognize revenue in the amount to which we have the right to invoice. Applying this practical expedient, we are not required to disclose the transaction price allocated to remaining performance obligations under these agreements.